Term Loans (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Components of long term debt
Less: Current portion of term loans	$ (375,021)	$ (352,096)		$ (114,358)
Long-term portion term loans, net of debt discount	132,301	207,831	12,156,056	698,289
Term Loans [Member]
Components of long term debt
Future maturities of long-term bank debt, Total	15,193,557	15,512,765		1,104,987
Less: Current portion of term loans	(3,666,491)	(3,632,528)		(1,104,987)
Long-term portion term loans, net of debt discount	11,527,066	11,880,237
Term Loan, UTA, net of debt discount of $0 and $30,013 [Member]
Components of long term debt
Future maturities of long-term bank debt, Total				744,987
Term Loan, MidMarket Capital , net of debt discount of $172,934 and $182,631 and 0, respectively [Member]
Components of long term debt
Future maturities of long-term bank debt, Total	14,664,566	14,817,369
Convertible promissory notes, unsecured [Member]
Components of long term debt
Future maturities of long-term bank debt, Total		27,500
Promissory notes, unsecured, matured in October 2012 [Member]
Components of long term debt
Future maturities of long-term bank debt, Total	175,000	195,000
Promissory notes, secured, maturing in December 2018 [Member]
Components of long term debt
Future maturities of long-term bank debt, Total	44,491	53,396
8% convertible promissory notes, unsecured, maturing in November 2011 and March 2013 [Member]
Components of long term debt
Future maturities of long-term bank debt, Total				112,500
Promissory note with equity component, due on demand, non-interest bearing, due June 2011, with 8,000 common shares equity component [Member]
Components of long term debt
Future maturities of long-term bank debt, Total				8,000
18% convertible promissory note (Member)
Components of long term debt
Future maturities of long-term bank debt, Total		210,000
Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component [Member]
Components of long term debt
Future maturities of long-term bank debt, Total	9,500	9,500		39,500
Promissory note, unsecured, 15%, maturing in June 2013 [Member]
Components of long term debt
Future maturities of long-term bank debt, Total	100,000			112,500
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immaterial, matured in March 2012 and June 2012, amended to mature in June 2013 [Member]

Components of long term debt
Future maturities of long-term bank debt, Total	$ 200,000	$ 200,000		$ 200,000